Schedule of finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Finance Income And Expense
Foreign exchange gain	$ 3,560	$ 1,380	$ 1,150
Interest income	8	16	6
Total finance income	3,568	1,396	1,156
Related party loan interest payable	4,532	4,637	3,801
Preference shares interest payable	298	267	204
Convertible Warrants	413
Lease liability interest payable	4	13	15
Bank interest payable	56	49	41
Foreign exchange losses	1,533	452	2,540
Other finance costs	197	597	238
Total finance expense	$ 7,033	$ 6,015	$ 6,839